Consolidated Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,188,965)	$ (109,743)	$ (6,049,335)	$ (158,114)
Adjustments to reconcile net loss to cash flows from operating activities:
Stock-based compensation	369,340		1,464,874
Accretion on asset retirement obligation	13,026		15,212
Issuance of common stock for services	60,000		20,000
Change in value of contingent consideration liability	(43,424)		1,404,059
Other		4,751		5,752
Depletion, depreciation, amortization and impairment	420,785		2,051,630
Changes in operating assets and liabilities:
Accounts receivable	60,178	(2,374)	(377,415)	(11,377)
Prepaid expenses and other assets	15,927		(70,558)	(23,291)
Accounts payable	212,275	40,028	484,870	12,210
Net cash flows from operating activities	(80,858)	(67,338)	(1,056,663)	(174,820)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of Sovereign oil and gas property			(8,789,882)
Purchase of oil and gas properties	(106,344)	(130,672)	(253,227)	(628,600)
Net cash flows from investing activities	(106,344)	(130,672)	(9,043,109)	(628,600)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants		150,000	400,000	900,000
Proceeds from issuance of preferred stock and warrants			4,600,000
Proceeds from note payable to bank	263,155		5,094,042
Other				3,825
Net cash flows from financing activities	263,155	150,000	10,094,042	903,825
Change in cash and cash equivalents before effect of exchange rate changes	75,953	(48,100)	(5,730)	100,405
Effect of exchange rate changes	(81,829)		(42,438)
Net change in cash and cash equivalents	(5,876)	(48,100)	(48,168)	100,405
Cash and cash equivalents, beginning of period	52,726	100,894	100,894	489
Cash and cash equivalents, end of period	46,850	52,794	52,726	100,894
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest	56,702		37,466	2,000
NON-CASH INVESTING ACTIVITIES
Purchase of oil and gas properties		$ 9,638